Business Combinations (Details) - Schedule of consolidated income statement reporting period	8 Months Ended
Dec. 31, 2019 USD ($)
Schedule of consolidated income statement reporting period [Abstract]
Revenues	$ 57,434
Net Loss	$ (336,035)